Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 5,984,640	$ 2,385,846
Interest-earning demand deposits in banks	6,925,284	1,717,586
Cash and cash equivalents	12,909,924	4,103,432
Interest-earning time deposits in banks	750,000	2,724,000
Available-for-sale securities:
Investment securities	55,748,263	64,294,937
Mortgage-backed securities	44,413,177	23,178,395
Other investments	55,481	62,223
Loans held for sale	503,003	539,000
Loans, net of allowance for loan losses of $3,007,395 and $2,919,594 at December 31, 2016 and 2015	184,448,003	193,039,879
Premises and equipment, net of accumulated depreciation of $6,519,729 and $6,126,823 at December 31, 2016 and 2015	4,498,653	4,728,157
Federal Home Loan Bank stock	363,800	1,113,800
Foreclosed assets held for sale, net		330,981
Cash surrender value of life insurance	7,271,438	7,093,640
Interest receivable	1,588,545	1,715,676
Deferred income taxes	2,738,789	1,583,067
Income taxes receivable	45,444
Mortgage servicing rights, net of valuation allowance of $0 and $47,354 as of December 31, 2016 and 2015	552,827	597,713
Goodwill	2,726,567	2,726,567
Other assets	704,845	811,007
Total assets	319,318,759	308,642,474
Deposits
Demand	33,633,972	31,426,710
Savings, NOW and money market	144,857,452	128,800,696
Time	80,186,536	79,054,524
Total deposits	258,677,960	239,281,930
Short-term borrowings	7,135,182	15,131,710
Deferred compensation	4,680,268	4,492,594
Advances from borrowers for taxes and insurance	1,102,204	990,917
Interest payable	106,755	118,335
Income taxes payable		49,291
Dividends payable	179,904	1,934,834
Other liabilities	1,190,921	1,076,363
Total liabilities	273,073,194	263,075,974
Stockholders' Equity
Preferred stock, $.01 par value, authorized 10,000,000 shares; none issued and outstanding
Common stock, $.01 par value; authorized 25,000,000 shares; issued 1,800,244 - December 31, 2016 and 1,791,513 - December 31, 2015	18,002	17,915
Additional paid-in capital	13,908,728	13,664,914
Retained earnings	33,667,499	31,305,040
Accumulated other comprehensive income (loss)	(1,176,294)	790,341
Unallocated ESOP shares	(172,370)	(211,710)
Total stockholders' equity	46,245,565	45,566,500
Total liabilities and stockholders' equity	$ 319,318,759	$ 308,642,474